Summary of Significant Accounting Policies - Summary of Changes in Inventory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 6,440	$ 1,676
Charged to cost of revenue	797	8,875
Direct write off	(4,538)	(4,111)
Ending balance	$ 2,699	$ 6,440